Short-term bank loans	6 Months Ended
Mar. 31, 2020
Short-term bank loans
Short-term bank loans

Note 7 — Short-term bank loans

Short-term bank loans consist of the following:

	March 31,	September 30,
	2020	2019
	(Unaudited)
Bank of China (Lishui Branch) (1)	$1,269,900	$1,400,894
Hangzhou United Rural Commercial Bank Co., Ltd. (2)	564,400	—
Total	$1,834,300	$1,400,894

(1)

The loan in the amount of RMB9 million (equivalent of approximately $1.27 million) from Bank of China (Lishui Branch), was facilitated on January 6, 2020 through Forest Food, a subsidiary of the Company, as working capital for six months, with the original maturity of July 6, 2020 at an annual effective interest rate of 3.98%.  The loan was repaid in full upon maturity and re-issued to the Company at RMB10 million (equivalent of approximately $1.41 million) on July 9, 2020 as working capital for a year, with a new maturity date of July 7, 2021 at a lower annual interest rate of 3.95%.

The loan is secured by the real property and land use right owned by Forasen Group Co., Ltd., a related party. The loan is also guaranteed by Zhejiang Tantech Bamboo Technology Co., Ltd., Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company.

(2)

The loan in the amount of RMB4 million (equivalent of approximately $0.56 million) from Hangzhou United Rural Commercial Bank Co., Ltd., was facilitated on November 13, 2019 through Suyuan Agriculture, a subsidiary of the Company, as working capital for one year, with the maturity date of November 12, 2020 at an annual effective interest rate of 6.09%.

The loan is secured by an office property and land use right owned by Zhejiang Tantech Bamboo Technology Co., Ltd., a related party of the Company, of  which valued at RMB6.85 million (equivalent of approximately $0.97 million).

Interest expenses amounted to $42,596 and $71,670 for the six months ended March 31, 2020 and 2019, respectively.